Income from operations - Employees by category (Detail) - employee	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate continuing and discontinued operations
Income from operations [Line Items]
Number of employees	66,401	67,823	69,656
Production
Income from operations [Line Items]
Number of employees	28,167	27,478	28,640
Research & development
Income from operations [Line Items]
Number of employees	10,248	10,843	12,035
Other
Income from operations [Line Items]
Number of employees	26,402	27,795	26,818
Philips Employees
Income from operations [Line Items]
Number of employees	64,817	66,116	67,493
Third-party workers
Income from operations [Line Items]
Number of employees	1,585	1,708	2,163